UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Item 1. Report to Stockholders.

August 2005

Report to Fellow Shareholders:

The stock market during the first six months of 2005 remained relatively lackluster with concerns about high oil and gas prices having a slowing effect on economic growth. Corporate earnings and employment however remain fairly stable along with strong economic growth out of China and India. Strong housing also has played a role in keeping the economy strong. Nicholas Limited Edition Class I managed a 2.45% return for the six-month period ended June 30, 2005 while most major indices reported a loss.

Returns for Nicholas Limited Edition, Inc. Class I and selected indices are provided in the chart below for the periods ended June 30, 2005.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc. Class I	2.45%	7.03%	13.50%	2.82%	8.41%	9.91%
Russell 2000 Growth Index	(3.58)%	4.29%	11.37%	(4.51)%	5.16%	7.00%
Morningstar Small Growth Fund Category	(1.50)%	6.10%	10.50%	(2.49)%	8.64%	9.44%
Standard & Poor’s 500 Index	(0.81)%	6.32%	8.28%	(2.37)%	9.93%	10.64%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. Class I (distributions reinvested)	$10,245	$10,703	$14,622	$11,493	$22,421	$41,244

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

Nicholas Funds are net of expenses, the market indices are gross of fees. The ending value of $10,000 returns above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. These figures do not imply any future performance.

Class N of the Fund commenced operations on March 1, 2005; therefore, there is no annualized return information available for this Class. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

Nicholas Limited Edition’s performance was driven by strong stock movements within the healthcare, financial and industrial sectors. The Fund had a number of its holdings bought out at substantial premiums during the first half of the year including Renal Care Group, Inc. and CUNO Inc. The Fund’s underweighting in the energy sector took away from relative performance. Energy is not typically an area of concentration for the Fund due to its cyclical nature.

Looking at the remainder of 2005 we continue to see stability in the economy, with a concerned eye on energy prices and its effect on the consumer and the economy. We feel that after a three-year bull market one should be prudent in investing activities. Therefore we will concentrate on what we believe are quality companies with sound fundamentals and reasonable valuations.

Thank you for your continued support.

Sincerely,

/s/ David O. Nicholas

David O. Nicholas, CFA

Portfolio Manager

The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar invest objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I
For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------

                                             Six Months
                                                Ended                      Year Ended December 31,
                                            June 30, 2005    ---------------------------------------------------
                                             (unaudited)      2004       2003       2002        2001       2000
                                          ----------------   ------     ------     ------      ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD ......    $19.59        $17.43     $12.49     $16.37      $15.16     $22.61
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment loss ....................      (.02)         (.04)      (.05)      (.07)       (.08)      (.02)
   Net gain (loss) on securities
    (realized and unrealized) .............       .50          2.47       4.99      (3.78)       1.33      (1.85)
                                               ------        ------     ------     ------      ------     ------
        Total from investment operations ..       .48          2.43       4.94      (3.85)       1.25      (1.87)
                                               ------        ------     ------     ------      ------     ------
   LESS DISTRIBUTIONS
   From net investment income .............        --            --         --         --          --         --
   From net capital gain ..................        --          (.27)        --       (.03)       (.04)     (5.58)
                                               ------        ------     ------     ------      ------     ------
        Total distributions ...............        --          (.27)        --       (.03)       (.04)     (5.58)
                                               ------        ------     ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD ............    $20.07        $19.59     $17.43     $12.49      $16.37     $15.16
                                               ------        ------     ------     ------      ------     ------
                                               ------        ------     ------     ------      ------     ------

TOTAL RETURN ..............................     2.45% (1)    13.94%     39.55%   (23.51)%       8.21%    (8.66)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions) ......    $159.9        $158.7     $146.0     $107.5      $164.2     $191.4
Ratio of expenses to average net assets ...      .96% (2)      .91%       .91%       .90%        .89%       .86%
Ratio of net investment loss
 to average net assets ....................    (.17)% (2)    (.24)%     (.32)%     (.49)%      (.47)%     (.12)%
Portfolio turnover rate ...................    38.28% (2)    34.98%     40.32%     58.89%      60.82%     82.14%

(1) Not annualized.
(2) Annualized.

                The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N
For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------

                                             Period from
                                            03/01/2005 (1)
                                            to 06/30/2005
                                          -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ......     $19.30
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment loss ....................       (.01)
   Net gain on securities
    (realized and unrealized) .............        .75
                                                ------
        Total from investment operations ..        .74
                                                ------
   LESS DISTRIBUTIONS
   From net investment income .............         --
   From net capital gain ..................         --
                                                ------
        Total distributions ...............         --
                                                ------
NET ASSET VALUE, END OF PERIOD ............     $20.04
                                                ------
                                                ------

TOTAL RETURN ..............................      3.83% (2)

SUPPLEMENTAL DATA:
Net assets, end of period (millions) ......       $1.6
Ratio of expenses to average net assets ...      1.39% (3)
Ratio of net investment loss
 to average net assets ....................     (.45)% (3)
Portfolio turnover rate ...................     38.28%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

                The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        O'Reilly Automotive, Inc. .................................     2.03%
        FLIR Systems, Inc. ........................................     1.94%
        DaVita, Inc. ..............................................     1.90%
        HCC Insurance Holdings, Inc. ..............................     1.76%
        Priority Healthcare Corporation ...........................     1.73%
        Brown & Brown, Inc. .......................................     1.67%
        Respironics, Inc. .........................................     1.65%
        Medicis Pharmaceutical Corporation - Class A ..............     1.62%
        Affiliated Managers Group, Inc. ...........................     1.59%
        International Speedway Corporation - Class A ..............     1.59%
                                                                       ------
        Total of top ten ..........................................    17.48%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Health Care ...............................................    22.93%
        Information Technology ....................................    21.18%
        Financials ................................................    14.96%
        Consumer Discretionary ....................................    14.16%
        Industrials ...............................................    10.88%
        Short-Term Investments ....................................     7.22%
        Energy ....................................................     4.80%
        Exchange Traded Fund ......................................     1.41%
        Materials .................................................     1.28%
        Consumer Staples ..........................................     1.18%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/04         06/30/05       01/01/05 - 06/30/05
        ------------------------------------------------------------------
        Actual         $1,000.00       $1,024.50             $4.82
        Hypothetical    1,000.00        1,020.24              4.81
         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.96%, multiplied by 181 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period
                       02/28/05         06/30/05       03/01/05 - 06/30/05
        ------------------------------------------------------------------
        Actual        $1,000.00        $1,038.30              $4.73**
        Hypothetical   1,000.00         1,018.11               6.96***
         (5% return before expenses)

        ** Expenses are equal to the Class N four month annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 122 then divided by 365 to reflect the four-month period.

       *** Expenses are equal to the Class N four month annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                             Value
-----------                                                     ---------------

COMMON STOCKS - 90.89%
             Consumer Discretionary-
              Durables & Apparel -- 0.97%
    48,600   Yankee Candle Company, Inc. (The)                     $  1,560,060
                                                                   ------------
             Consumer Discretionary-Hotels,
              Restaurants & Leisure -- 5.15%
    66,250   Applebee's International, Inc.                           1,754,963
    45,500   International Speedway Corporation -- Class A            2,559,830
    50,800   Matthews International Corporation                       1,979,168
    17,500   P.F. Chang's China Bistro, Inc. *                        1,032,150
     3,500   Panera Bread Company *                                     217,297
    27,500   Shuffle Master, Inc. *                                     770,825
                                                                   ------------
                                                                      8,314,233
                                                                   ------------
             Consumer Discretionary-Media -- 3.02%
    16,545   Emmis Communications Corporation *                         292,350
    58,000   Journal Communications, Inc.                               974,400
   160,000   Radio One, Inc. - Class A *                              2,036,800
    79,477   Salem Communications Corporation *                       1,576,824
                                                                   ------------
                                                                      4,880,374
                                                                   ------------
             Consumer Discretionary-Retail -- 4.97%
    30,000   A.C. Moore Arts & Crafts, Inc. *                           948,300
    40,000   Design Within Reach, Inc. *                                724,000
   110,000   O'Reilly Automotive, Inc. *                              3,279,100
    35,000   PETCO Animal Supplies, Inc. *                            1,026,200
    17,500   Tractor Supply Company *                                   859,250
    40,000   United Auto Group, Inc. *                                1,192,000
                                                                   ------------
                                                                      8,028,850
                                                                   ------------
             Consumer Staples-Food,
              Beverage & Tobacco -- 0.73%
    25,000   J.M. Smucker Company (The)                               1,173,500
                                                                   ------------
             Consumer Staples-Food & Staple Retail -- 0.45%
   107,200   Fresh Brands, Inc.                                         723,600
                                                                   ------------
             Energy -- 3.24%
    70,000   Contango Oil & Gas Company *                               644,000
    43,500   Crosstex Energy, Inc.                                    2,101,050
    30,500   Denbury Resources Inc. *                                 1,212,985
   294,800   Exploration Company of Delaware (The) *                  1,273,536
                                                                   ------------
                                                                      5,231,571
                                                                   ------------
             Exchange Traded Fund -- 1.40%
    35,000   iShares Russell 2000 Growth Index Fund                   2,269,050
                                                                   ------------
             Financials-Banks -- 3.16%
   101,000   Baylake Corp.                                            1,868,500
    55,000   Commerce Bancorp, Inc.                                   1,667,050
    60,000   FirstMerit Corporation                                   1,566,600
                                                                   ------------
                                                                      5,102,150
                                                                   ------------
             Financials-Diversified -- 6.27%
    37,500   Affiliated Managers Group, Inc. *                        2,562,375
    90,000   Eaton Vance Corp.                                        2,151,900
    45,000   Edwards (A.G.), Inc.                                     2,031,750
    53,300   National Financial Partners Corporation                  2,086,162
    70,000   Waddell & Reed Financial, Inc.                           1,295,000
                                                                   ------------
                                                                     10,127,187
                                                                   ------------
             Financials-Insurance -- 5.47%
    60,000   Brown & Brown, Inc.                                      2,696,400
    75,000   HCC Insurance Holdings, Inc.                             2,840,250
    25,500   IPC Holdings, Ltd.                                       1,010,310
    16,000   Mercury General Corporation                                872,320
    43,400   Willis Group Holdings Limited                            1,420,048
                                                                   ------------
                                                                      8,839,328
                                                                   ------------
             Health Care-Equipment -- 7.53%
    45,000   Advanced Medical Optics, Inc. *                          1,788,750
    45,000   Animas Corporation *                                       906,750
     4,800   Conor Medsystems, Inc. *                                    73,680
    19,697   Cooper Companies, Inc. (The)                             1,198,759
    35,000   ICU Medical, Inc. *                                      1,125,950
    25,100   Kinetic Concepts, Inc. *                                 1,506,000
    47,100   Micrus Endovascular Corporation *                          518,100
    47,500   Molecular Devices Corporation *                          1,027,425
    74,000   Respironics, Inc. *                                      2,672,140
    50,000   Wright Medical Group, Inc. *                             1,335,000
                                                                   ------------
                                                                     12,152,554
                                                                   ------------
             Health Care-Pharmaceuticals &
              Biotechnology -- 5.60%
    10,100   Axcan Pharma Inc. *                                        154,328
    30,000   Bone Care International, Inc. *                            989,100
    49,000   Charles River Laboratories International, Inc. *         2,364,250
    82,500   Medicis Pharmaceutical Corporation -- Class A            2,617,725
    27,500   Shire Pharmaceuticals Group PLC                            902,000
    30,000   Taro Pharmaceutical Industries Ltd. *                      872,100
    25,000   Techne Corporation *                                     1,147,750
                                                                   ------------
                                                                      9,047,253
                                                                   ------------
             Health Care-Services -- 9.72%
    47,500   Advisory Board Company (The) *                           2,315,150
    80,000   AmSurg Corp. *                                           2,215,200
    67,500   DaVita, Inc. *                                           3,069,900
    27,500   IDEXX Laboratories, Inc. *                               1,714,075
   110,000   Priority Healthcare Corporation *                        2,789,600
    17,125   Renal Care Group, Inc. *                                   789,463
   104,000   VCA Antech, Inc. *                                       2,522,000
    15,000   VistaCare, Inc. *                                          277,050
                                                                   ------------
                                                                     15,692,438
                                                                   ------------
             Industrials-Capital Goods -- 6.20%
     9,000   CUNO Incorporated *                                        642,960
    43,000   DRS Technologies, Inc.                                   2,205,040
    42,750   Engineered Support Systems, Inc.                         1,531,733
    27,500   Fastenal Company                                         1,684,650
    30,150   Graco Inc.                                               1,027,210
    65,000   MSC Industrial Direct Co., Inc. -- Class A               2,193,750
    58,800   Sypris Solutions, Inc.                                     727,356
                                                                   ------------
                                                                     10,012,699
                                                                   ------------
             Industrials-Commercial
              Services & Supplies -- 3.41%
    10,000   Brady Corporation                                          310,000
    21,061   ChoicePoint Inc. *                                         843,493
     4,500   Corporate Executive Board Company (The)                    352,485
    45,000   Mine Safety Appliances Company                           2,079,000
    38,200   Stericycle, Inc. *                                       1,922,224
                                                                   ------------
                                                                      5,507,202
                                                                   ------------
             Industrials-Transportation -- 1.23%
    17,500   C.H. Robinson Worldwide, Inc.                            1,018,500
    39,500   Knight Transportation, Inc.                                961,035
                                                                   ------------
                                                                      1,979,535
                                                                   ------------
             Information Technology-
              Communication Equipment -- 1.19%
   100,000   Andrew Corporation *                                     1,276,000
    75,000   Tellabs, Inc. *                                            652,500
                                                                   ------------
                                                                      1,928,500
                                                                   ------------
             Information Technology-
              Hardware & Equipment -- 7.52%
    67,300   DTS, Inc. *                                              1,199,959
     1,900   Dolby Laboratories, Inc. *                                  41,914
   110,000   Emulex Corporation *                                     2,008,600
   105,000   FLIR Systems, Inc. *                                     3,133,200
    90,000   Packeteer, Inc. *                                        1,269,000
    40,900   Plantronics, Inc.                                        1,487,124
    90,000   Tekelec *                                                1,512,000
   125,000   Vishay Intertechnology, Inc. *                           1,483,750
                                                                   ------------
                                                                     12,135,547
                                                                   ------------
             Information Technology-Semiconductors &
              Semiconductor Equipment -- 5.07%
   135,000   AMIS Holdings, Inc. *                                    1,800,900
   105,000   Entegris, Inc. *                                         1,039,500
    30,000   MICROS Systems, Inc. *                                   1,342,500
   150,000   Micrel, Incorporated *                                   1,728,000
    42,800   PortalPlayer, Inc. *                                       891,096
    75,000   Wright Express Corporation *                             1,385,250
                                                                   ------------
                                                                      8,187,246
                                                                   ------------
             Information Technology-
              Software & Services -- 7.32%
    92,500   Asia Satellite Telecommunications
              Holdings Limited                                        1,628,925
    65,000   Business Objects S.A. *                                  1,709,500
    47,500   FactSet Research System Inc.                             1,702,400
    30,000   Hyperion Solutions Corporation *                         1,207,200
   123,000   Keane, Inc. *                                            1,685,100
     5,000   NAVTEQ Corporation *                                       185,900
   150,000   Plexus Corp. *                                           2,134,500
   117,500   TESSCO Technologies Incorporated *                       1,566,275
                                                                   ------------
                                                                     11,819,800
                                                                   ------------
             Materials -- 1.27%
    40,500   AptarGroup, Inc.                                         2,057,400
                                                                   ------------
                TOTAL COMMON STOCKS
                 (cost $106,062,939)                                146,770,077
                                                                   ------------
CONVERTIBLE PREFERRED STOCK -- 1.54%
             Energy - 1.54%
       300   Contango Oil & Gas Company Series C
              Cumulative Convertible Preferred,
              par value $0.04 per share,
              Private Placement Restricted **
              (cost $1,500,000)                                       2,484,195
                                                                    -----------
SHORT-TERM INVESTMENTS -- 7.19%
             Commercial Paper - 5.95%
$1,375,000   CVS Corporation
              07/05/05, 3.20%                                         1,374,511
   933,000   John Deere Capital Corporation
              07/06/05, 3.20%                                           932,585
   855,000   General Electric Capital Corporation
              07/07/05, 3.20%                                           854,544
   160,000   AIG Funding, Inc.
              07/11/05, 3.11%                                           159,862
   615,000   CVS Corporation
              07/11/05, 3.30%                                           614,436
 1,000,000   AIG Funding, Inc.
              07/15/05, 3.25%                                           998,736
 1,625,000   Fiserv, Inc.
              07/18/05, 3.30%                                         1,622,468
   850,000   John Deere Capital Corporation
              07/18/05, 3.26%                                           848,691
   700,000   SBC Communications Inc.
              07/19/05, 3.30%                                           698,845
 1,500,000   Fiserv, Inc.
              07/20/05, 3.30%                                         1,497,388
                                                                   ------------
                                                                      9,602,066
                                                                   ------------
             Variable Rate Demand Notes -- 1.24%
   924,902   American Family Financial Services, Inc.
              07/01/05, 2.95%                                           924,902
 1,083,843   Wisconsin Corporate Central Credit Union
              07/01/05, 3.00%                                         1,083,843
                                                                   ------------
                                                                      2,008,745
                                                                   ------------
               TOTAL SHORT-TERM
                INVESTMENTS
                (cost $11,610,811)                                   11,610,811
                                                                   ------------
               TOTAL INVESTMENTS
                (cost $119,173,750) -- 99.62%                       160,865,083
                                                                   ------------
             OTHER ASSETS,
              NET OF LIABILITIES -- 0.38%                               615,397
                                                                   ------------
               TOTAL NET ASSETS
                (basis of percentages
                disclosed above) -- 100%                           $161,480,480
                                                                   ------------
                                                                   ------------

  * Non-income producing security.
 ** Fair valued in accordance with the Fund's fair value policy (Note 1(a)).

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $119,173,750) ....   $160,865,083
                                                                  ------------

    Receivables -
         Investment securities sold ...........................      1,032,694
         Dividend and interest ................................         50,037
         Capital stock subscription ...........................         44,531
                                                                  ------------
              Total receivables ...............................      1,127,262
                                                                  ------------
    Other .....................................................          5,680
                                                                  ------------
              Total assets ....................................    161,998,025
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................        383,682
         Due to adviser -
              Management fee ..................................         98,249
              Accounting and administrative fee ...............          6,550
         12b-1 and servicing fee ..............................            866
         Other payables and accrued expense ...................         28,198
                                                                  ------------
              Total liabilities ...............................        517,545
                                                                  ------------
              Total net assets ................................   $161,480,480
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $109,639,839
    Net unrealized appreciation on investments ................     41,691,333
    Accumulated undistributed
     net realized gain on investments .........................     10,281,655
    Accumulated net investment loss ...........................       (132,347)
                                                                  ------------
              Total net assets ................................   $161,480,480
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $159,901,407
Shares outstanding ............................................      7,965,993
NET ASSET VALUE PER SHARE ($.01 par value,
 14,000,000 shares authorized),
 offering price and redemption price ..........................         $20.07
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................     $1,579,073
Shares outstanding ............................................         78,784
NET ASSET VALUE PER SHARE ($.01 par value,
 6,000,000 shares authorized),
 offering price and redemption price ..........................         $20.04
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Dividend ..................................................    $   476,704
    Interest ..................................................        125,479
                                                                   -----------
         Total income .........................................        602,183
                                                                   -----------

EXPENSES
    Management fee ............................................        564,140
    Transfer agent fees .......................................         38,620
    Accounting and administrative fees ........................         37,609
    Registration fees .........................................         20,144
    Legal fees ................................................         16,496
    Printing ..................................................         12,003
    Audit and tax fees ........................................         10,250
    Postage and mailing .......................................          9,686
    Accounting system and pricing service fees ................          4,944
    Insurance .................................................          4,338
    Custodian fees ............................................          3,679
    Directors' fees ...........................................          3,000
    12b-1 and servicing fees - Class N.........................            866
    Other operating expenses ..................................          8,755
                                                                   -----------
         Total expenses .......................................        734,530
                                                                   -----------
         Net investment loss ..................................       (132,347)
                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS ..............................      7,645,082
                                                                   -----------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     (3,635,040)
                                                                   -----------
    Net realized and unrealized gain on investments ...........      4,010,042
                                                                   -----------
    Net increase in net assets resulting from operations ......    $ 3,877,695
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2005 (unaudited) and the year ended
December 31, 2004
-------------------------------------------------------------------------------
                                               Six Months
                                             Ended 06/30/05           2004
                                             --------------      -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment loss ....................  $   (132,347)       $   (370,888)
    Net realized gain on investments .......     7,645,082          12,402,785
    Change in net unrealized
     appreciation/depreciation on
     investments ...........................    (3,635,040)          7,471,977
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........     3,877,695          19,503,874
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain on investments...            --          (2,148,286)
                                              ------------        ------------

    Proceeds from shares issued - Class I
     (220,930 and 1,026,238
     shares, respectively) .................     4,229,335          19,073,908
    Reinvestment of distributions - Class I
     (0 and 105,165 shares, respectively) ..            --           2,043,359
    Cost of shares redeemed - Class I
     (357,203 and 1,405,941
     shares, respectively) .................    (6,840,715)        (25,737,071)
    Proceeds from shares issued - Class N
     (79,746 and 0 shares, respectively) ...     1,488,174                  --
    Cost of shares redeemed - Class N
     (962 and 0 shares, respectively) ......       (18,677)                 --
                                              ------------        ------------
         Decrease in net assets derived
          from capital share transactions ..    (1,141,883)         (4,619,804)
                                              ------------        ------------
         Total increase in net assets ......     2,735,812          12,735,784
                                              ------------        ------------

NET ASSETS
    Beginning of period ....................   158,744,668         146,008,884
                                              ------------        ------------
    End of period (including accumulated
     net investment loss of
     $(132,347) and $0, respectively) ......  $161,480,480        $158,744,668
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2005 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth. Effective March 1,
    2005, the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to an annual 0.25%
    12b-1 fee and an annual 0.10% servicing fee, as described in such Class'
    prospectus.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         June 30, 2005, no reclassifications were recorded.

         The tax character of distributions paid during the six months ended
         June 30, 2005 and the year ended December 31, 2004 were as follows:

                                            06/30/2005        12/31/2004
                                           ------------      ------------
              Distributions paid from:
              Long-term capital gain .....  $    --           $2,148,286
                                           ------------      ------------
                                           ------------      ------------

         As of June 30, 2005, investment cost for federal tax purposes was
         $119,175,069 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $ 45,929,500
              Unrealized depreciation .......................   (4,239,486)
                                                              ------------
              Net unrealized appreciation ...................   41,690,014
                                                              ------------
              Undistributed ordinary loss ...................     (132,347)
              Undistributed accumulated net realized
               capital gain .................................   10,282,974
              Paid in capital ...............................  109,639,839
                                                              ------------
              Net assets .................................... $161,480,480
                                                              ------------
                                                              ------------

         The differences between book-basis and tax-basis unrealized appreciation, undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.

         As of June 30, 2005, the Fund has no capital loss carryforward.

         As of June 30, 2005, the Fund realized no post-October losses for tax purposes.

         For the period ended June 30, 2005, the Fund had a tax deferral of wash loss sales of approximately $1,000.

    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the
         Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $37,609 for accounting and administrative services during the period ended June
         30, 2005.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $11,550 for the period ended June 30, 2005 for legal services rendered by the law firm.

(3) Investment Transactions --
    For the period ended June 30, 2005, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $27,876,696 and $27,722,026, respectively.

Historical Record Class I
(unaudited)
--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
May 18, 1987 * .........  $10.00         $ --           $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16           --            5.5800          25.9            45,063
December 31, 2001 ......   16.37           --             .0357          25.5            48,764
December 31, 2002 ......   12.49           --             .0311          21.4            37,299
December 31, 2003 ......   17.43           --              --            24.2            52,051
December 31, 2004 ......   19.59           --             .2679          25.3            59,309
June 30, 2005 ..........   20.07           --              --            26.7            60,762

  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

   Range in quarter end price/earnings ratios
           High                      Low
------------------------     -------------------
September 30, 1997  35.5     June 30, 1988  13.3

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

                  THOMAS J. SAEGER, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                        NICHOLAS LIMITED EDITION, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2005

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/31/2005